Fixed Assets, Net - Schedule of Fixed Assets (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Fixed assets, gross		$ 31,122	$ 16,694
Accumulated depreciation		(11,072)	(5,524)
Fixed assets, net	$ 35,988	20,050	11,170
Equipment and Furniture [Member]
Fixed assets, gross		11,042	3,355
Leasehold Improvements [Member]
Fixed assets, gross		10,542	10,541
Software [Member]
Fixed assets, gross		$ 9,538	$ 2,798